Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Shares Issuable Could Potentially Dilute Future Earnings	As of June 30, 2026 and 2025, shares issuable which could potentially dilute future earnings were as follows:
	June 30,
	2026	2025
Series A Preferred Stock	584,793,654	584,793,654
Warrants	975,288,919	975,288,919
Stock Options	184,264,323	184,264,323
Shares excluded from the calculation of diluted loss per share	1,744,346,896	1,744,346,896
As of December 31, 2025 and 2024, shares issuable which could potentially dilute future earnings were as follows:
	December 31,
	2025	2024

Preferred Shares	584,793,654	584,793,654
Warrants	975,288,919	975,288,919
Stock Options	184,264,323	184,264,323
Shares excluded from the calculation of diluted loss per share	1,744,346,896	1,744,346,896